Hedge accounting (Detail 3.2) - Fair value hedges - Portfolio interest rate risk - Hedging instruments: Interest rate swaps - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Gain Loss On Fair Value Hedges Of Interest Rate Risk On Loans And Advances To Customers Recognized In Earnings [Line Items]
Changes in fair value of hedging instruments	[1]	$ (22)	$ (10)	$ (132)
Changes in fair value of hedged items	[1]	16	3	119
Net gains/(losses) related to hedge ineffectiveness recognized in Other net income from fair value changes on financial instruments		(6)	(7)	(13)
UBS AG
Gain Loss On Fair Value Hedges Of Interest Rate Risk On Loans And Advances To Customers Recognized In Earnings [Line Items]
Changes in fair value of hedging instruments	[1]	(22)	(10)	(132)
Changes in fair value of hedged items	[1]	16	3	119
Net gains/(losses) related to hedge ineffectiveness recognized in Other net income from fair value changes on financial instruments		$ (6)	$ (7)	$ (13)

[1]	For prior periods, the amounts included offsetting accrued interest, which had no effect on net gains / (losses) related to hedge ineffectiveness.